Earnings Per Share	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Earnings per Share

(13) Earnings per share

The following table shows the information used in the calculation of our basic and diluted earnings per share calculation as of June 30, 2018 and December 31, 2017. See Note 12 "Stockholders' Equity" for details on our April 12, 2018 stock split.

	For the six months ended June 30,

	2018	2017

Weighted average common shares outstanding for basic calculation	302,225,923	302,225,923
Add: Effect of stock options and restricted stock	2,789	—

Weighted average common shares outstanding for diluted calculation	302,228,712	302,225,923

Basic earnings per common share are calculated by dividing net income (loss) by the weighted average number of common shares outstanding. Diluted earnings per share are calculated by dividing net income (loss) by the sum of the weighted average number of common shares outstanding plus the additional common shares that would have been outstanding if potentially dilutive securities had been issued.

The weighted average common shares outstanding for the diluted earnings per share calculation excludes consideration of stock options covering 342,462 shares in the six months ended June 30, 2018, as these shares are anti-dilutive.